Prepayments, Deposits and Other Assets, Net (Details) - USD ($)		Dec. 31, 2018	Dec. 31, 2017
Prepayments Deposits And Other Assets Net [Abstract]
Advances to suppliers		$ 138,464	$ 310,808
Security deposits	[1]	857,676	624,093
Advances to employees		248,191	262,682
Prepaid expense		222,862	12,772
Loan to others	[2]	47,997	908,453
Deferred offering cost		400,640
Others		109,721	100,777
Prepayments, deposits and other assets, net		2,025,551	2,219,585
Less: Long term portion		(865,498)	(624,093)
Allowance for doubtful accounts		(14,047)	(19,422)
Prepayments, deposits and other assets - current portion		$ 1,146,006	$ 1,576,070

[1]	Security deposits represent contract fulfillment deposits required by customer for specific projects, rent deposits and etc.
[2]	The Company had unsecured, non-interest-bearing loan receivables from various vendors. The maturity of these loans are generally within one or two years.